EARNINGS PER SHARE - Earnings Per Share Attributable to the Equity Holders (Details) - € / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Basic (in EUR per share)	€ 0.43	€ 1.40	€ (0.28)
Diluted (in EUR per share)	€ 0.41	€ 1.37	€ (0.28)